UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.   Name and address of issuer:

JNL Series Trust
1 Corporate Way
Lansing, MI 48951

2.
The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):  []

Series Name	Series ID	Class ID for Class A	Class ID for Class I
JNL/MFS Mid Cap Value Fund	S000001722	C000004629	C000067963
JNL/Invesco International Growth Fund	S000001723	C000004630	C000067964
JNL/Causeway International Value Select Fund	S000001724	C000004631	C000067965
JNL/Mellon S&P 500 Index Fund	S000001727	C000004634	C000067968
JNL/Mellon S&P 400 Midcap Index Fund	S000001728	C000004635	C000067969
JNL/Mellon Small Cap Index Fund	S000001729	C000004636	C000067970
JNL/Mellon International Index Fund	S000001730	C000004637	C000067971
JNL/Mellon Bond Index Fund	S000001731	C000004638	C000067972
JNL/Invesco Global Real Estate Fund	S000001732	C000004639	C000067973
JNL/Invesco Global Growth Fund	S000001734	C000004641	C000067975
JNL/DoubleLine® Core Fixed Income Fund	S000001736	C000004643	C000067976
JNL/PPM America High Yield Bond Fund	S000001740	C000004647	C000067978
JNL/Fidelity Institutional Asset Management® Total Bond Fund	S000001741	C000004648	C000067979
JNL/JPMorgan U.S. Government & Quality Bond Fund	S000001742	C000004649	C000067980
JNL/Invesco Small Cap Growth Fund	S000001743	C000004650	C000067981
JNL/WMC Balanced Fund	S000001744	C000004651	C000067982
JNL/BlackRock Large Cap Select Growth Fund	S000001746	C000004653	C000067984
JNL/WMC Government Money Market Fund	S000001747	C000004654	C000067985
JNL/WMC Value Fund	S000001748	C000004655	C000067986
JNL/T. Rowe Price Established Growth Fund	S000001749	C000004656	C000067987
JNL/T. Rowe Price Mid-Cap Growth Fund	S000001750	C000004657	C000067988
JNL/T. Rowe Price Value Fund	S000001751	C000004658	C000067989
JNL/Goldman Sachs Managed Conservative Fund	S000001752	C000004659	C000192197
JNL/Goldman Sachs Managed Moderate Fund	S000001753	C000004660	C000192198
JNL/Goldman Sachs Managed Moderate Growth Fund	S000001755	C000004662	C000192199
JNL/Goldman Sachs Managed Growth Fund	S000001756	C000004663	C000192200
JNL/Goldman Sachs Managed Aggressive Growth Fund	S000001757	C000004664	C000192201
JNL/DFA U.S. Core Equity Fund	S000001765	C000004672	C000067990
JNL Multi-Manager Small Cap Growth Fund	S000001776	C000004683	C000067991
JNL/American Funds Balanced Fund	S000001787	C000004694	C000067992
JNL/JPMorgan MidCap Growth Fund	S000001797	C000004704	C000067993
JNL Multi-Manager Small Cap Value Fund	S000001798	C000004705	C000067994
JNL/Franklin Templeton Income Fund	S000010705	C000029596	C000067995
JNL/T. Rowe Price Short-Term Bond Fund	S000010707	C000029598	C000067996
JNL Multi-Manager Emerging Markets Equity Fund	S000010709	C000029600	C000067997
JNL/PIMCO Real Return Fund	S000010711	C000029602	C000067998
JNL/BlackRock Global Natural Resources Fund	S000014502	C000039480	C000067999
JNL/AQR Large Cap Relaxed Constraint Equity Fund	S000014512	C000039490	C000068000
JNL/Franklin Templeton Growth Allocation Fund	S000014513	C000039491	C000192202
JNL/JPMorgan Growth & Income Fund	S000014515	C000039493	C000068003
JNL Moderate Growth Allocation Fund	S000014517	C000039495	C000192203
JNL Growth Allocation Fund	S000014518	C000039496	C000192204
JNL Aggressive Growth Allocation Fund	S000014519	C000039497	C000192205
JNL/Mellon Index 5 Fund	S000017156	C000047543	C000192206
JNL/Franklin Templeton International Small Cap Fund	S000019479	C000054122	C000068007
JNL/Goldman Sachs Intrinsic Value Fund	S000019481	C000054124	C000068008
JNL/Goldman Sachs Dividend Income & Growth Fund	S000019483	C000054126	C000068009
JNL/Goldman Sachs 4 Fund	S000019485	C000054128	C000192208
JNL/Goldman Sachs Total Yield Fund	S000019491	C000054134	C000068013
JNL/Goldman Sachs Competitive Advantage Fund	S000019493	C000054136	C000068014
JNL/PPM America Small Cap Value Fund	S000020931	C000059127	C000068015
JNL/RAFI® Fundamental Asia Developed Fund	S000023249	C000067956	C000067957
JNL/ RAFI® Fundamental Europe Fund	S000023250	C000067958	C000067959
JNL/American Funds® Blue Chip Income and Growth Fund	S000028038	C000085345	C000085346
JNL/American Funds Capital World Bond Fund	S000028039	C000085347	C000085348
JNL/American Funds Global Small Capitalization Fund	S000028040	C000085349	C000085350
JNL/American Funds Growth-Income Fund	S000028041	C000085351	C000085352
JNL/American Funds International Fund	S000028042	C000085354	C000085353
JNL/American Funds New World Fund	S000028043	C000085355	C000085356
JNL/BlackRock Global Allocation Fund	S000029611	C000090917	C000090918
JNL/PPM America Floating Rate Income Fund	S000030878	C000095821	C000192211
JNL/AQR Managed Futures Strategy Fund	S000033504	C000102951	C000102952
JNL/Mellon Emerging Markets Index Fund	S000033505	C000102953	C000102954
JNL/Franklin Templeton Global Multisector Bond Fund	S000034688	C000106861	C000106862
JNL/First State Global Infrastructure Fund	S000034689	C000106863	C000106864
JNL/American Funds Moderate Growth Allocation Fund	S000036378	C000111243	C000192212
JNL/American Funds Growth Allocation Fund	S000036379	C000111244	C000192213
JNL/Neuberger Berman Strategic Income Fund	S000036382	C000111249	C000111250
JNL/Mellon Utilities Sector Fund	S000040007	C000124095	C000124096
JNL/JPMorgan Global Allocation Fund	S000044434	C000138276	C000138277
JNL/T. Rowe Price Balanced Fund	S000044437	C000138280	C000192215
JNL/Boston Partners Global Long Short Equity Fund	S000046368	C000144891	C000144892
JNL/Goldman Sachs International 5 Fund	S000046369	C000144893	C000144894
JNL Multi-Manager Alternative Fund	S000048717	C000153487	C000192217
JNL/Harris Oakmark Global Equity Fund	S000048718	C000153488	C000153489
JNL/Westchester Capital Event Driven Fund	S000048720	C000153492	C000153493
JNL/DoubleLine® Shiller Enhanced CAPE Fund	S000050455	C000159263	C000159264
JNL/T. Rowe Price U.S. High Yield Fund	S000052994	C000166581	C000192218
JNL/DoubleLine® Emerging Markets Fixed Income Fund	S000052995	C000166582	C000192219
JNL/PPM America Total Return Fund	S000052996	C000166583	C000192220
JNL Multi-Manager Mid Cap Fund	S000054971	C000172890	C000192221
JNL/Mellon MSCI KLD 400 Social Index Fund	S000056619	C000179076	C000192222
JNL/DFA Growth Allocation Fund	S000056620	C000179077	C000192223
JNL/DFA Moderate Growth Allocation Fund	S000056621	C000179078	C000192224
JNL/Vanguard Capital Growth Fund	S000058480	C000192042	C000192043
JNL S&P 500 Index Fund	S000058482	INACTIVE	C000192047
JNL/Mellon Consumer Staples Sector Fund	S000058483	C000192048	C000192049
JNL/Mellon Materials Sector Fund	S000058484	C000192050	C000192051
JNL/Mellon Industrials Sector Fund	S000058485	C000192052	C000192053
JNL/Mellon Real Estate Sector Fund	S000058486	C000192054	C000192055
JNL/ClearBridge Large Cap Growth Fund	S000058487	C000192056	C000192057
JNL/GQG Emerging Markets Equity Fund	S000058488	C000192058	C000192059
JNL/Invesco Diversified Dividend Fund	S000058489	C000192060	C000192061
JNL/PIMCO Income Fund	S000058490	C000192062	C000192063
JNL/Vanguard Equity Income Fund	S000058491	C000192064	C000192065
JNL/Vanguard Global Bond Market Index Fund	S000058492	C000192066	C000192067
JNL/Vanguard Moderate ETF Allocation Fund	S000058493	C000192068	C000192069
JNL/Vanguard International Fund	S000058494	C000192070	C000192071
JNL/Vanguard Small Company Growth Fund	S000058495	C000192072	C000192073
JNL/Vanguard U.S. Stock Market Index Fund	S000058496	C000192075	C000192074
JNL/Vanguard International Stock Market Index Fund	S000058497	C000192076	C000192077
JNL/Vanguard Moderate Growth ETF Allocation Fund	S000058498	C000192078	C000192079
JNL/Vanguard Growth ETF Allocation Fund	S000058499	C000192080	C000192081
JNL/American Funds Capital Income Builder Fund	S000062459	C000202635	C000202636
JNL Multi-Manager International Small Cap Fund	S000062460	C000202637	C000202638
JNL/Heitman U.S. Focused Real Estate Fund	S000062461	C000202639	C000202640
JNL/JPMorgan Hedged Equity Fund	S000062462	C000202641	C000202642
JNL/Loomis Sayles Global Growth Fund	S000062463	C000202644	C000202643
JNL/Morningstar Wide Moat Index Fund	S000062464	C000202645	C000202646
JNL/AQR Large Cap Defensive Style Fund	S000064958	C000210327	C000210326
JNL/BlackRock Advantage International Fund	S000064959	C000210328	C000210329
JNL/DFA International Core Equity Fund	S000064960	C000210331	C000210330
JNL/RAFI® Multi-Factor U.S. Equity Fund	S000064961	C000210333	C000210332
JNL/RAFI® Fundamental U.S. Small Cap Fund	S000064962	C000210334	C000210335
JNL/Lord Abbett Short Duration Income Fund	S000068109	C000218177	C000218176
JNL/DFA U.S. Small Cap Fund	S000068110	C000218178	C000218179
JNL/DoubleLine® Total Return Fund	S000068111	C000218180	C000218181
JNL/Lazard International Strategic Equity Fund	S000068112	C000218182	C000218183
JNL/Neuberger Berman Commodity Strategy Fund	S000068113	C000218185	C000218184
JNL/PIMCO Investment Grade Credit Bond Fund	S000068114	C000218187	C000218186
JNL/T. Rowe Price Capital Appreciation Fund	S000068115	C000218189	C000218188
JNL/WCM Focused International Equity Fund	S000068116	C000218191	C000218190
JNL/Mellon DowSM Index Fund	S000068117	C000218193	C000218192
JNL/Mellon MSCI World Index Fund	S000068118	C000218195	C000218194
JNL/Mellon Nasdaq® 100 Index Fund	S000068119	C000218197	C000218196
JNL Conservative Allocation Fund	S000068120	C000218198	C000218199
JNL/Mellon Communication Services Sector Fund	S000068121	C000218201	C000218200
JNL/Mellon Consumer Discretionary Sector Fund	S000068122	C000218202	C000218203
JNL/Mellon Energy Sector Fund	S000068123	C000218204	C000218205
JNL/Mellon Financial Sector Fund	S000068124	C000218207	C000218206
JNL/Mellon Healthcare Sector Fund	S000068125	C000218209	C000218208
JNL/Mellon Information Technology Sector Fund	S000068126	C000218210	C000218211
JNL Moderate Allocation Fund	S000068127	C000218212	C000218213
JNL iShares Tactical Moderate Fund	S000068128	C000218214	C000218215
JNL iShares Tactical Moderate Growth Fund	S000068129	C000218217	C000218216
JNL iShares Tactical Growth Fund	S000068130	C000218218	C000218219
JNL/Mellon Equity Income Fund	S000068131	C000218220	C000218221
JNL/American Funds Global Growth Fund	S000068132	C000218222	C000218223
JNL/American Funds Growth Fund	S000068133	C000218225	C000218224

3. Investment Company Act File Number:

811-08894

Securities Act File Number:

033-87244

4(a). Last day of fiscal year for which this Form is filed:

December 31, 2020

4(b).	[]	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year.). (See Instruction A.2)

4(c).	[]	Check box if this is the last time the issuer will be filing this Form.

5. Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f): $ 6,354,041,920

(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year: $ 5,729,405,674

(iii)
Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission: $2,200,790,855

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]: $ 7,930,196,528

(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 0

(vi)	Redemption credits available for use in future years	-- if Item 5(i) is less than Items 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 1,576,154,608

(vii)	Multiplier for determining registration fee (See Instruction C.9): x 0.0001091

(viii)	Registration fee due [multiply Item 5(v) by item 5(vii)] (enter “0” if no fee is due): = $ 0

6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: __________  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D): +$ 0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: =$ 0

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:

Method of Delivery:
[] Wire Transfer
[] Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:	(Signature and Title)*

Daniel W. Koors
Senior Vice President and COO
Date:	March 25, 2021

*Please print the name and title of the signing officer below the signature.